Schedule of consolidated statements of operations (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Leases
Amortization of right-of-use assets	$ 17,893	$ 23,156	$ 103,888
Amortization of right-of-use assets	904	1,170	12,184
Gain on lease termination			$ 9,555